Performance Management	Mar. 30, 2026
Infrastructure Capital Equity Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows the Fund’s performance for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.infracapfund.com/ICAP or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance.
Performance Additional Market Index [Text]	The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 15.54% (for the quarter ended December 31, 2023) and the worst performance was -11.86% (for the quarter ended September 30, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	15.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(11.86%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.

The S&P 500® TR Index is a market-cap-weighted index of large-capitalization U.S. companies that includes 500 leading companies and covers approximately 80% of available market capitalization. The returns provided for the S&P 500® TR Index include the reinvestment of dividends. The Bloomberg 500 Dividend Yield Total Return Index represents the performance of top 100 estimated dividend yielding companies from the Bloomberg 500 Index, excluding REITs. Companies are weighted by the most recently announced net dividend (annualized).

Performance Availability Website Address [Text]	www.infracapfund.com/ICAP
Performance Availability Phone [Text]	1-800-617-0004
Infrastructure Capital Small Cap Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows the Fund’s performance for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.infracapfund.com/SCAP or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance.
Performance One Year or Less [Text]	The bar chart shows the Fund’s performance for each full calendar year shown.
Performance Additional Market Index [Text]	The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based index and an additional index that the Adviser believes more closely reflects the market segment in which the Fund primarily invests.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 10.22% (for the quarter ended September 30, 2024) and the worst performance was -4.41% (for the quarter ended March 31, 2025).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	10.22%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(4.41%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
The S&P 500® TR Index is a market-cap-weighted index of large-capitalization U.S. companies that includes 500 leading companies and covers approximately 80% of available market capitalization. The returns provided for the S&P 500® TR Index include the reinvestment of dividends.The Bloomberg US 2000 Value Total Return Index measures the performance of the lower 2000 companies, by market capitalization, in the Bloomberg US 3000 Index, focusing on value-oriented companies.
Performance Availability Website Address [Text]	www.infracapfund.com/SCAP
Performance Availability Phone [Text]	1-800-617-0004
Infrastructure Capital Bond Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.infracapfund.com/BNDS or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.infracapfund.com/BNDS
Performance Availability Phone [Text]	1-800-617-0004